Basic and Diluted Net Earnings Per Share (Details) - Schedule of earnings per share, basic and diluted - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator (thousands):
Net income attributed to Sapiens’ shareholders (in Dollars)	$ 47,171	$ 33,775	$ 26,247
Denominator (thousands):
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	54,785,000	51,208,000	50,031,000
Stock options and RSU	805,000	951,000	622,000
Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,590,000	52,159,000	50,653,000